Deferred income tax (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Deferred income tax [Abstract]
Profit (loss) before income tax	$ 22,475	$ 92,545	$ (255,237)
Loss for discontinued operations	(7,203)	(10,098)	(19,073)
Profit (loss) before income tax	15,272	82,447	(274,400)
Theoretical loss (gain) for income tax	4,505	24,322	(76,807)
Effect of translation into U.S. dollars	15,248	(24,502)	(3,012)
Permanent items	3,492	16,513	6,577
Allowance of deferred tax asset	2,038	1,898	18,846
Share in the results of associates	337	(3,896)	102,290
Mining royalties and special mining tax	(3,118)	(1,538)	247
Effect of change in income tax rate net	0	0	(1,431)
Income tax expense	22,502	12,797	46,710
Mining Royalties and Special Mining Tax	4,424	5,215	6,794
Total income tax	$ 26,926	$ 18,012	$ 53,504